Balanced Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (64.7%)
Communication Services (6.9%)
Verizon Communications Inc.	1,303,788	78,697
* Alphabet Inc. Class A	51,630	63,047
Comcast Corp. Class A	1,260,475	56,822
AT&T Inc.	402,379	15,226
		213,792
Consumer Discretionary (3.2%)
Home Depot Inc.	122,973	28,532
Lowe's Cos. Inc.	193,594	21,288
TJX Cos. Inc.	330,934	18,446
Hilton Worldwide Holdings Inc.	194,480	18,108
* Alibaba Group Holding Ltd. ADR	37,574	6,284
Ross Stores Inc.	45,465	4,994
		97,652
Consumer Staples (4.7%)
Nestle SA	256,123	27,778
PepsiCo Inc.	188,116	25,791
Coca-Cola Co.	448,365	24,409
Sysco Corp.	273,664	21,729
Unilever NV	279,754	16,798
Walmart Inc.	135,813	16,118
Diageo plc	360,020	14,707
		147,330
Energy (4.4%)
Chevron Corp.	418,565	49,642
^ TOTAL SA	498,338	25,947
Suncor Energy Inc.	588,518	18,564
ConocoPhillips	276,725	15,768
Exxon Mobil Corp.	188,792	13,330
BP plc	1,435,658	9,089
Hess Corp.	75,089	4,541
		136,881
Financials (14.5%)
JPMorgan Chase & Co.	627,267	73,823
Bank of America Corp.	2,346,016	68,433
Chubb Ltd.	322,477	52,061
Prudential Financial Inc.	399,275	35,915
American International Group Inc.	415,596	23,149
Intercontinental Exchange Inc.	240,364	22,178
PNC Financial Services Group Inc.	150,464	21,089
BlackRock Inc.	43,270	19,283
Northern Trust Corp.	201,607	18,814
American Express Co.	135,284	16,001
^ Bank of Nova Scotia	261,909	14,890
Mitsubishi UFJ Financial Group Inc.	2,891,510	14,726
Hartford Financial Services Group Inc.	218,306	13,232
Progressive Corp.	158,818	12,269
Marsh & McLennan Cos. Inc.	117,276	11,733

Charles Schwab Corp.	180,870	7,566
Tokio Marine Holdings Inc.	117,065	6,280
BNP Paribas SA	126,845	6,167
UBS Group AG	523,383	5,919
ING Groep NV	517,786	5,409
Prudential plc	186,082	3,372
		452,309
Health Care (9.8%)
Medtronic plc	364,694	39,613
AstraZeneca plc ADR	834,171	37,179
Pfizer Inc.	944,354	33,931
Merck & Co. Inc.	338,198	28,470
Bristol-Myers Squibb Co.	531,367	26,946
Novartis AG	288,797	25,064
UnitedHealth Group Inc.	109,218	23,735
Eli Lilly & Co.	202,657	22,663
CVS Health Corp.	334,459	21,094
Abbott Laboratories	210,701	17,629
Koninklijke Philips NV	352,247	16,277
HCA Healthcare Inc.	62,778	7,560
* Alcon Inc.	57,759	3,369
		303,530
Industrials (6.6%)
United Technologies Corp.	200,832	27,418
Deere & Co.	162,251	27,368
Lockheed Martin Corp.	62,927	24,545
Union Pacific Corp.	138,771	22,478
General Dynamics Corp.	101,547	18,556
Vinci SA	150,742	16,238
Raytheon Co.	72,108	14,147
Schneider Electric SE	159,475	13,945
Eaton Corp. plc	159,036	13,224
Johnson Controls International plc	221,367	9,716
Assa Abloy AB Class B	363,282	8,076
United Parcel Service Inc. Class B	60,236	7,217
BAE Systems plc	478,797	3,353
		206,281
Information Technology (8.1%)
Microsoft Corp.	732,676	101,864
Intel Corp.	669,571	34,503
Cisco Systems Inc.	582,530	28,783
Apple Inc.	122,809	27,506
International Business Machines Corp.	113,351	16,483
HP Inc.	791,302	14,971
Accenture plc Class A	68,489	13,174
Samsung Electronics Co. Ltd. GDR	9,633	9,815
Texas Instruments Inc.	40,426	5,225
		252,324
Materials (1.6%)
International Paper Co.	434,011	18,150
PPG Industries Inc.	121,098	14,351
DuPont de Nemours Inc.	165,583	11,808
LyondellBasell Industries NV Class A	69,793	6,245
		50,554

Real Estate (1.8%)
American Tower Corp.	109,237	24,156
Simon Property Group Inc.	125,970	19,607
Boston Properties Inc.	91,775	11,899
		55,662
Utilities (3.1%)
Dominion Energy Inc.	383,799	31,103
NextEra Energy Inc.	128,688	29,983
Exelon Corp.	480,359	23,206
* Iberdrola SA	1,241,308	12,902
		97,194
Total Common Stocks (Cost $1,510,101)		2,013,509

				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (7.4%)
U.S. Government Securities (5.1%)
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	4,690	5,042
	United States Treasury Note/Bond	2.250%	2/29/20	1,500	1,502
	United States Treasury Note/Bond	2.250%	3/31/20	700	701
	United States Treasury Note/Bond	1.625%	6/30/20	2,840	2,835
	United States Treasury Note/Bond	1.500%	8/15/20	4,250	4,237
	United States Treasury Note/Bond	2.875%	10/31/20	5,645	5,709
	United States Treasury Note/Bond	2.500%	1/31/21	515	520
	United States Treasury Note/Bond	1.250%	3/31/21	3,000	2,978
	United States Treasury Note/Bond	1.375%	5/31/21	3,500	3,480
	United States Treasury Note/Bond	2.875%	11/15/21	4,100	4,204
	United States Treasury Note/Bond	2.500%	3/31/23	18,815	19,409
	United States Treasury Note/Bond	2.625%	6/30/23	6,650	6,903
1	United States Treasury Note/Bond	2.875%	10/31/23	5,600	5,888
	United States Treasury Note/Bond	2.625%	12/31/23	6,400	6,677
	United States Treasury Note/Bond	1.750%	6/30/24	12,675	12,784
	United States Treasury Note/Bond	3.125%	11/15/28	570	640
	United States Treasury Note/Bond	2.625%	2/15/29	5,985	6,480
	United States Treasury Note/Bond	2.375%	5/15/29	18,515	19,666
	United States Treasury Note/Bond	1.625%	8/15/29	7,000	6,969
	United States Treasury Note/Bond	2.875%	5/15/43	6,088	6,986
	United States Treasury Note/Bond	3.375%	5/15/44	2,935	3,659
	United States Treasury Note/Bond	3.125%	8/15/44	1,740	2,087
	United States Treasury Note/Bond	2.500%	2/15/45	2,060	2,219
	United States Treasury Note/Bond	2.250%	8/15/46	3,068	3,148
	United States Treasury Note/Bond	2.750%	8/15/47	2,390	2,707
	United States Treasury Note/Bond	3.000%	8/15/48	1,430	1,702
	United States Treasury Note/Bond	3.000%	2/15/49	370	442
	United States Treasury Note/Bond	2.875%	5/15/49	11,050	12,899
	United States Treasury Note/Bond	2.250%	8/15/49	1,255	1,292
	United States Treasury Strip Principal	0.000%	5/15/47	4,910	2,705
	United States Treasury Strip Principal	0.000%	8/15/47	6,835	3,739
					160,209
Conventional Mortgage-Backed Securities (1.7%)
2,3	Fannie Mae Pool	2.500%	4/1/37–4/1/38	1,953	1,953
2,3	Fannie Mae Pool	2.780%	6/1/26	1,025	1,072
2,3,4	Fannie Mae Pool	3.000%	10/1/49	16,000	16,237
2,3	Fannie Mae Pool	3.070%	2/1/25	500	525
2,3	Fannie Mae Pool	3.500%	12/1/47–1/1/58	19,671	20,296

2,3	Fannie Mae Pool	4.000%	8/1/48–2/1/49	7,439	7,745
2,3	Freddie Mac Gold Pool	4.000%	9/1/41–12/1/48	3,833	3,981
2	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	71	82
2	Ginnie Mae I Pool	8.000%	9/15/30	45	54
					51,945
Nonconventional Mortgage-Backed Securities (0.6%)
2,3	Fannie Mae REMICS	2.000%	6/25/44	197	196
2,3	Fannie Mae REMICS	3.000%	3/25/53–9/25/57	3,240	3,328
2,3	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	10,956	11,504
2,3	Fannie Mae REMICS	4.000%	9/25/29–7/25/53	682	710
2,3	Freddie Mac REMICS	3.000%	12/15/39	240	245
2,3	Freddie Mac REMICS	3.500%	3/15/31	124	130
2,3	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	2,276	2,423
					18,536
Total U.S. Government and Agency Obligations (Cost $220,133)					230,690
Asset-Backed/Commercial Mortgage-Backed Securities (1.6%)
2,5	Aaset 2019-1 Trust	3.844%	5/15/39	436	437
2,5	American Express Credit Account Master
	Trust	2.950%	3/15/23	1,720	1,740
5	American Tower Trust I	3.070%	3/15/23	1,100	1,110
2	AmeriCredit Automobile Receivables Trust
	2016-3	2.240%	4/8/22	360	361
2,5	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	293	297
2,5	Angel Oak Mortgage Trust LLC	2.993%	7/26/49	633	636
2,5,6	Ares XXIX CLO Ltd., 3M USD LIBOR +
	1.190%	3.493%	4/17/26	441	442
2,5,6	Atlas Senior Loan Fund X Ltd., 3M USD
	LIBOR + 1.090%	3.393%	1/15/31	250	249
2,5,6	Avery Point IV CLO Ltd., 3M USD LIBOR +
	1.100%	3.376%	4/25/26	646	646
5	Bank of Montreal	2.500%	1/11/22	1,700	1,723
2	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	295	298
2,5	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.000%	6/21/21	153	154
2,5	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	140	141
2	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	741	744
2	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	585	599
2,5	Castlelake Aircraft Securitization Trust
	2019-1	3.967%	4/15/39	862	874
2,5,6	Cent CLO, 3M USD LIBOR + 1.150%	3.426%	10/25/28	550	551
2,5	Chesapeake Funding II LLC	3.390%	1/15/31	831	841
2,5	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	116	115
2,5	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	885	893
2,5	Cloud Pass-Through Trust 2019-1	3.554%	12/5/22	1,100	1,114
2,5	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	331	333
2,5	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	551	558
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	492
2,5	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	801	803
2,5	DB Master Finance LLC	3.787%	5/20/49	454	467
2,5	DB Master Finance LLC	4.021%	5/20/49	404	420
2,5	Deephave Residential Mortgage Trust
	2019-2	3.558%	4/25/59	472	479
5	DNB Boligkreditt AS	2.500%	3/28/22	1,315	1,337
2,5	Enterprise Fleet Financing LLC	3.100%	10/20/23	270	274
2,5	Enterprise Fleet Financing LLC	2.290%	2/20/25	960	965

2,5	Enterprise Fleet Financing LLC Series
	2017-1	2.130%	7/20/22	39	39
2,5	Enterprise Fleet Financing LLC Series
	2018-1	2.870%	10/20/23	638	642
2,5	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	526	532
2,5	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/22/24	745	753
2,5	Exeter Automobile Receivables Trust 2018-
	3	2.900%	1/18/22	66	66
2,5	Exeter Automobile Receivables Trust 2019-
	3	2.590%	9/15/22	404	404
2,3,6	Fannie Mae Connecticut Avenue
	Securities, 1M USD LIBOR + 5.900%	7.918%	10/25/28	301	325

2 Ford Credit Floorplan Master Owner Trust
A	2.440%	9/15/26	370	372

2,3	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.610%	1/25/26	525	536
2,3	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.282%	7/25/26	885	897
2,5	Golden Credit Card Trust	1.980%	4/15/22	545	544
2,5	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	485	488
5	GTP Acquisition Partners I LLC	2.350%	6/15/20	580	580
2,5	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	1,095	1,102
2,5	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	331	332
2,5	Hyundai Auto Lease Securitization Trust
	2018-A	2.550%	8/17/20	72	72
2,5,6	Madison Park Funding XII Ltd., 3M USD
	LIBOR + 1.260%	3.538%	7/20/26	545	545
2,5,6	Madison Park Funding XIII Ltd., 3M USD
	LIBOR + 0.950%	3.252%	4/19/30	930	929
2,5	MAPS Ltd.	4.458%	3/15/44	238	246
2,5,6	Master Credit Card Trust II Series 2018-1A,
	1M USD LIBOR + 0.490%	2.536%	7/21/24	1,000	998
2	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	460	465
2,5	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	1,100	1,118
2,5	OneMain Direct Auto Receivables Trust
	2017-2	2.310%	12/14/21	172	172
2,5	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	273	273
2,5	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	1,000	1,020
2	Santander Drive Auto Receivables Trust
	2018-5	2.970%	7/15/21	223	223
2	Santander Drive Auto Receivables Trust
	2018-5	3.190%	3/15/22	220	221
2,5	Santander Retail Auto Lease Trust 2019-A	2.720%	1/20/22	580	583
2,5	Santander Retail Auto Lease Trust 2019-B	2.300%	1/20/23	345	347
2	Seasoned Credit Risk Transfer Trust Series
	2018-4	3.500%	3/25/58	770	794
2	Seasoned Credit Risk Transfer Trust Series
	2019-1	3.500%	7/25/58	1,112	1,152
2	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	1,746	1,817
2,5	Securitized Term Auto Receivables Trust
	2018-2	3.060%	2/25/21	231	231
2,5	Securitized Term Auto Receivables Trust
	2018-2	3.325%	8/25/22	550	558

2,5,6	Seneca Park CLO Ltd. 2014-1, 3M USD
	LIBOR + 1.120%	3.423%	7/17/26	359	360
2,5	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	700	755
2,5	Sofi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	115	115
2,5	SoFi Consumer Loan Program 2018-4
	Trust	3.540%	11/26/27	522	528
2,5	SoFi Consumer Loan Program 2019-1
	Trust	3.240%	2/25/28	651	657
2,5	Springleaf Funding Trust 2015-B	3.480%	5/15/28	590	595
2,5	START Ireland	4.089%	3/15/44	559	569
2,5,6	Symphony CLO XIV Ltd., 3M USD LIBOR +
	1.280%	3.583%	7/14/26	936	936
2,5,6	Thacher Park CLO Ltd., 3M USD LIBOR +
	1.160%	3.438%	10/20/26	388	388
5	Toronto-Dominion Bank	2.500%	1/18/22	2,100	2,130
2,5	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	44	44
2,5	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	1,250	1,265
2	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	210	219
2,5	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	482	498
2,5	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	270	273
2	Verizon Owner Trust 2018-A	3.230%	4/20/23	585	596
2,5	Verus Securitization Trust 2019-2	3.211%	4/25/59	474	479
2,5,6	Voya CLO 2014-1 Ltd., 3M USD LIBOR +
	0.990%	3.290%	4/18/31	515	510
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $49,953)					50,386
Corporate Bonds (22.2%)
Finance (8.4%)
	Banking (7.1%)
5	ABN AMRO Bank NV	2.450%	6/4/20	623	624
	American Express Credit Corp.	2.700%	3/3/22	1,505	1,529
	Banco Santander SA	3.125%	2/23/23	800	814
	Banco Santander SA	3.848%	4/12/23	400	416
	Bank of America Corp.	3.300%	1/11/23	120	124
2	Bank of America Corp.	2.816%	7/21/23	1,645	1,666
	Bank of America Corp.	3.004%	12/20/23	3,408	3,475
	Bank of America Corp.	4.000%	1/22/25	875	929
2	Bank of America Corp.	3.559%	4/23/27	2,450	2,582
2	Bank of America Corp.	3.593%	7/21/28	1,025	1,079
	Bank of America Corp.	3.419%	12/20/28	512	534
2	Bank of America Corp.	4.271%	7/23/29	4,780	5,307
2	Bank of America Corp.	3.974%	2/7/30	1,895	2,078
2	Bank of America Corp.	3.194%	7/23/30	1,055	1,086
	Bank of America Corp.	5.875%	2/7/42	260	360
	Bank of America Corp.	5.000%	1/21/44	1,000	1,266
2	Bank of America Corp.	4.330%	3/15/50	2,235	2,633
	Bank of Montreal	3.100%	4/13/21	1,290	1,311
	Bank of New York Mellon Corp.	2.150%	2/24/20	1,580	1,580
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	462
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	747
6	Bank of New York Mellon Corp., 3M USD
	LIBOR + 1.050%	3.316%	10/30/23	1,145	1,165
	Bank of Nova Scotia	2.800%	7/21/21	750	759
	Bank of Nova Scotia	2.700%	8/3/26	1,825	1,849
5	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,200	1,209
	Barclays Bank plc	5.140%	10/14/20	160	164

2	Barclays plc	3.932%	5/7/25	1,565	1,616
6	Barclays plc, 3M USD LIBOR + 1.380%	3.548%	5/16/24	1,005	995
	BB&T Corp.	3.200%	9/3/21	665	677
	BB&T Corp.	2.750%	4/1/22	1,700	1,724
	BB&T Corp.	3.700%	6/5/25	1,385	1,480
5	BNP Paribas SA	2.950%	5/23/22	200	203
	BNP Paribas SA	3.250%	3/3/23	190	197
5	BNP Paribas SA	3.800%	1/10/24	1,170	1,226
5	BNP Paribas SA	3.375%	1/9/25	1,775	1,830
5	BNP Paribas SA	3.500%	11/16/27	2,050	2,133
5	BPCE SA	5.700%	10/22/23	270	298
	BPCE SA	4.000%	4/15/24	775	833
5	BPCE SA	5.150%	7/21/24	1,260	1,373
5	BPCE SA	3.500%	10/23/27	1,780	1,849
5	BPCE SA	2.700%	10/1/29	1,450	1,441
	Branch Banking & Trust Co.	2.625%	1/15/22	1,250	1,261
6	Canadian Imperial Bank of Commerce, 3M
	USD LIBOR + 0.720%	2.838%	6/16/22	1,565	1,577
	Capital One Financial Corp.	2.500%	5/12/20	500	501
	Capital One Financial Corp.	4.750%	7/15/21	400	418
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,371
	Capital One Financial Corp.	3.200%	2/5/25	760	782
	Citibank NA	3.050%	5/1/20	1,850	1,860
	Citigroup Inc.	2.400%	2/18/20	800	800
	Citigroup Inc.	4.500%	1/14/22	1,975	2,074
2	Citigroup Inc.	3.520%	10/27/28	1,975	2,067
	Citigroup Inc.	6.625%	6/15/32	2,000	2,621
2	Citigroup Inc.	3.878%	1/24/39	1,025	1,116
	Citigroup Inc.	8.125%	7/15/39	101	165
	Comerica Bank	2.500%	7/23/24	790	797
	Commonwealth Bank of Australia	2.300%	3/12/20	655	656
5	Credit Agricole SA	3.750%	4/24/23	1,160	1,209
5	Credit Agricole SA	3.250%	10/4/24	840	863
	Credit Suisse AG	3.000%	10/29/21	735	745
	Credit Suisse AG	3.625%	9/9/24	250	264
5	Credit Suisse Group AG	3.574%	1/9/23	550	563
2,5	Credit Suisse Group AG	4.207%	6/12/24	340	358
2,5	Credit Suisse Group AG	2.593%	9/11/25	520	515
2,5	Credit Suisse Group AG	3.869%	1/12/29	305	321
5,6	Credit Suisse Group AG, 3M USD LIBOR +
	1.240%	3.372%	6/12/24	690	694
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	9/15/22	1,335	1,388
	Credit Suisse Group Funding Guernsey
	Ltd.	3.750%	3/26/25	3,470	3,644
5	Danske Bank A/S	2.000%	9/8/21	1,120	1,111
5	Danske Bank A/S	5.000%	1/12/22	610	641
5	Danske Bank A/S	3.875%	9/12/23	1,220	1,264
5	Danske Bank A/S	5.375%	1/12/24	795	871
	Deutsche Bank AG	4.250%	10/14/21	815	827
	Fifth Third Bank	2.875%	10/1/21	425	430
	Fifth Third Bank	3.850%	3/15/26	830	885
	Goldman Sachs Group Inc.	5.375%	3/15/20	405	411
	Goldman Sachs Group Inc.	2.600%	4/23/20	170	170
	Goldman Sachs Group Inc.	5.250%	7/27/21	865	911
	Goldman Sachs Group Inc.	5.750%	1/24/22	360	386
2	Goldman Sachs Group Inc.	2.876%	10/31/22	1,795	1,814

	Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	2,060
2	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,245
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	2,079
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	785
2	Goldman Sachs Group Inc.	3.691%	6/5/28	810	850
2	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	3,250
2	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	2,866
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	1,125
5	HSBC Bank plc	4.750%	1/19/21	1,700	1,751
	HSBC Holdings plc	3.400%	3/8/21	1,535	1,557
	HSBC Holdings plc	4.000%	3/30/22	2,395	2,496
	HSBC Holdings plc	3.600%	5/25/23	1,600	1,663
2	HSBC Holdings plc	4.041%	3/13/28	890	945
2	HSBC Holdings plc	4.583%	6/19/29	1,675	1,857
	HSBC Holdings plc	6.500%	5/2/36	1,000	1,329
	HSBC Holdings plc	6.100%	1/14/42	375	535
	HSBC Holdings plc	5.250%	3/14/44	440	545
6	HSBC Holdings plc, 3M USD LIBOR +
	1.000%	3.124%	5/18/24	730	732
	HSBC USA Inc.	2.350%	3/5/20	2,775	2,779
	HSBC USA Inc.	3.500%	6/23/24	620	655
	Huntington Bancshares Inc.	3.150%	3/14/21	800	811
	Huntington National Bank	2.400%	4/1/20	1,160	1,162
	ING Groep NV	3.150%	3/29/22	365	373
	ING Groep NV	3.950%	3/29/27	2,695	2,899
	JPMorgan Chase & Co.	4.350%	8/15/21	1,862	1,937
	JPMorgan Chase & Co.	4.500%	1/24/22	495	522
	JPMorgan Chase & Co.	3.250%	9/23/22	970	1,003
	JPMorgan Chase & Co.	3.375%	5/1/23	875	905
	JPMorgan Chase & Co.	3.875%	2/1/24	800	853
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,441
	JPMorgan Chase & Co.	4.125%	12/15/26	765	835
	JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,522
2	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,372
	JPMorgan Chase & Co.	5.400%	1/6/42	750	986
2	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	6,887
5	Macquarie Bank Ltd.	2.400%	1/21/20	330	330
2,5	Macquarie Group Ltd.	4.150%	3/27/24	1,375	1,449
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	495	495
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	706
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	1,940	1,955
	Morgan Stanley	5.750%	1/25/21	1,740	1,819
	Morgan Stanley	2.500%	4/21/21	1,175	1,181
	Morgan Stanley	2.625%	11/17/21	800	807
	Morgan Stanley	2.750%	5/19/22	1,710	1,734
	Morgan Stanley	3.700%	10/23/24	750	794
2	Morgan Stanley	2.720%	7/22/25	1,750	1,766
	Morgan Stanley	3.125%	7/27/26	1,345	1,387
	Morgan Stanley	6.250%	8/9/26	3,000	3,640
	Morgan Stanley	3.625%	1/20/27	1,250	1,322
2	Morgan Stanley	3.772%	1/24/29	3,910	4,171
	Morgan Stanley	4.300%	1/27/45	850	982
2,5	Nationwide Building Society	3.622%	4/26/23	680	692
5	NBK SPC Ltd.	2.750%	5/30/22	1,530	1,537
	PNC Bank NA	3.300%	10/30/24	460	482
	PNC Bank NA	2.950%	2/23/25	1,105	1,139
	PNC Bank NA	4.200%	11/1/25	255	281

	PNC Bank NA	3.100%	10/25/27	1,165	1,222
	PNC Bank NA	3.250%	1/22/28	1,675	1,772
	PNC Financial Services Group Inc.	3.900%	4/29/24	580	614
	Royal Bank of Canada	2.750%	2/1/22	1,195	1,217
	Santander Holdings USA Inc.	2.650%	4/17/20	580	580
	Santander Holdings USA Inc.	3.700%	3/28/22	915	937
	Santander Holdings USA Inc.	3.400%	1/18/23	605	618
5	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	1,600	1,605
5	Societe Generale SA	3.250%	1/12/22	1,015	1,032
2,5	Standard Chartered plc	2.744%	9/10/22	2,030	2,034
2	State Street Corp.	2.653%	5/15/23	840	852
	SunTrust Bank	3.300%	5/15/26	340	353
	Svenska Handelsbanken AB	1.875%	9/7/21	1,050	1,046
	Synchrony Bank	3.650%	5/24/21	1,290	1,314
	Toronto-Dominion Bank	2.500%	12/14/20	985	990
5	UBS AG	2.200%	6/8/20	750	751
2,5	UBS Group AG	3.126%	8/13/30	555	562
5	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	1,160	1,171
5	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	1,250	1,260
	US Bancorp	2.625%	1/24/22	1,305	1,320
	US Bancorp	3.700%	1/30/24	1,560	1,662
	Wachovia Corp.	7.500%	4/15/35	1,000	1,391
	Wells Fargo & Co.	3.000%	1/22/21	505	511
	Wells Fargo & Co.	3.500%	3/8/22	640	660
	Wells Fargo & Co.	3.069%	1/24/23	195	199
	Wells Fargo & Co.	3.450%	2/13/23	735	758
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,293
	Wells Fargo & Co.	3.750%	1/24/24	1,560	1,647
	Wells Fargo & Co.	3.000%	2/19/25	890	913
	Wells Fargo & Co.	3.550%	9/29/25	860	909
	Wells Fargo & Co.	3.000%	4/22/26	1,045	1,073
	Wells Fargo & Co.	4.100%	6/3/26	340	365
	Wells Fargo & Co.	3.000%	10/23/26	170	174
2	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,762
	Wells Fargo & Co.	5.606%	1/15/44	2,276	2,946
	Wells Fargo & Co.	4.900%	11/17/45	515	616
	Wells Fargo & Co.	4.750%	12/7/46	2,070	2,449
	Westpac Banking Corp.	2.300%	5/26/20	630	631

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	305	309
	Charles Schwab Corp.	3.200%	3/2/27	545	570

	Insurance (1.2%)
	Aetna Inc.	2.800%	6/15/23	680	689
5	AIA Group Ltd.	3.600%	4/9/29	1,475	1,574
	American International Group Inc.	4.250%	3/15/29	1,040	1,137
	Anthem Inc.	3.300%	1/15/23	1,100	1,136
	Anthem Inc.	3.650%	12/1/27	750	786
	Anthem Inc.	4.101%	3/1/28	1,140	1,228
	Anthem Inc.	4.650%	8/15/44	426	470
	Anthem Inc.	4.375%	12/1/47	625	675
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,050	1,075
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	753
	Chubb INA Holdings Inc.	2.300%	11/3/20	170	170
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	584
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	977

	Cigna Holding Co.	3.250%	4/15/25	880	905
5	Five Corners Funding Trust	4.419%	11/15/23	210	226
5	Liberty Mutual Group Inc.	4.250%	6/15/23	80	85
5	Liberty Mutual Group Inc.	4.569%	2/1/29	280	314
	Loews Corp.	2.625%	5/15/23	440	446
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	762
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	265	331
2,5	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	2,000	2,309
	MetLife Inc.	3.600%	4/10/24	580	614
	MetLife Inc.	4.125%	8/13/42	145	161
	MetLife Inc.	4.875%	11/13/43	530	651
5	Metropolitan Life Global Funding I	3.450%	10/9/21	810	833
5	Metropolitan Life Global Funding I	2.650%	4/8/22	340	344
5	Metropolitan Life Global Funding I	3.450%	12/18/26	640	688
5	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,211
5	New York Life Global Funding	2.900%	1/17/24	810	834
5	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,810
5	New York Life Insurance Co.	4.450%	5/15/69	435	511
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	656	700
5	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	276
5	Principal Financial Global Funding LLC	2.500%	9/16/29	1,000	992
5	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	875	1,066
5	Teachers Insurance & Annuity Association
	of America	4.270%	5/15/47	1,145	1,298
	UnitedHealth Group Inc.	3.875%	10/15/20	601	610
	UnitedHealth Group Inc.	2.875%	3/15/22	27	27
	UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,203
	UnitedHealth Group Inc.	3.100%	3/15/26	430	449
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,303
	UnitedHealth Group Inc.	4.625%	7/15/35	240	290
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,817
	UnitedHealth Group Inc.	4.750%	7/15/45	760	922
	UnitedHealth Group Inc.	4.200%	1/15/47	215	242
	UnitedHealth Group Inc.	4.250%	6/15/48	880	1,016

	Real Estate Investment Trusts (0.1%)
	AvalonBay Communities Inc.	3.625%	10/1/20	520	525
	Boston Properties LP	3.125%	9/1/23	355	366
	Boston Properties LP	3.800%	2/1/24	45	48
	Realty Income Corp.	4.650%	8/1/23	640	694
	Simon Property Group LP	3.750%	2/1/24	90	95
	Simon Property Group LP	3.375%	10/1/24	275	289
	Simon Property Group LP	2.450%	9/13/29	1,160	1,131
5	WEA Finance LLC	4.125%	9/20/28	590	640
5	WEA Finance LLC	4.625%	9/20/48	755	883
					262,514
Industrial (11.0%)
	Basic Industry (0.0%)
	International Paper Co.	4.350%	8/15/48	1,255	1,295

	Capital Goods (0.8%)
5	BAE Systems Holdings Inc.	2.850%	12/15/20	160	161
5	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,141
	Boeing Co.	2.700%	2/1/27	495	506
	Boeing Co.	5.875%	2/15/40	175	237
	Boeing Co.	3.375%	6/15/46	500	502

Caterpillar Financial Services Corp.	2.625%	3/1/23	1,360	1,384
Caterpillar Inc.	3.900%	5/27/21	1,170	1,206
Caterpillar Inc.	2.600%	6/26/22	705	717
Caterpillar Inc.	3.400%	5/15/24	810	855
General Dynamics Corp.	2.875%	5/11/20	1,505	1,513
General Dynamics Corp.	3.875%	7/15/21	355	366
General Electric Co.	2.700%	10/9/22	210	211
General Electric Co.	3.100%	1/9/23	360	365
Honeywell International Inc.	4.250%	3/1/21	1,002	1,034
Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,367
John Deere Capital Corp.	3.450%	3/13/25	1,200	1,277
Lockheed Martin Corp.	2.900%	3/1/25	610	633
Lockheed Martin Corp.	4.500%	5/15/36	211	251
Lockheed Martin Corp.	4.700%	5/15/46	376	475
Lockheed Martin Corp.	4.090%	9/15/52	144	169
Parker-Hannifin Corp.	3.250%	6/14/29	270	281
Parker-Hannifin Corp.	4.450%	11/21/44	450	518
5 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	1,050	1,070
5 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,746
5 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	947
Stanley Black & Decker Inc.	4.850%	11/15/48	685	861
United Technologies Corp.	3.100%	6/1/22	535	551
United Technologies Corp.	4.125%	11/16/28	1,125	1,273
United Technologies Corp.	6.050%	6/1/36	675	906
United Technologies Corp.	4.450%	11/16/38	275	327
United Technologies Corp.	4.500%	6/1/42	787	939
United Technologies Corp.	3.750%	11/1/46	163	178

Communication (1.7%)
America Movil SAB de CV	3.125%	7/16/22	1,880	1,927
America Movil SAB de CV	3.625%	4/22/29	780	829
America Movil SAB de CV	6.125%	3/30/40	390	529
American Tower Corp.	3.450%	9/15/21	1,125	1,151
American Tower Corp.	5.000%	2/15/24	80	88
American Tower Corp.	4.400%	2/15/26	450	493
American Tower Corp.	3.800%	8/15/29	1,700	1,807
AT&T Inc.	2.450%	6/30/20	225	225
AT&T Inc.	4.600%	2/15/21	100	102
AT&T Inc.	3.600%	7/15/25	625	656
AT&T Inc.	4.900%	8/15/37	130	148
AT&T Inc.	4.850%	3/1/39	846	960
CBS Corp.	4.300%	2/15/21	675	690
CBS Corp.	3.700%	6/1/28	440	458
Comcast Corp.	3.600%	3/1/24	2,900	3,080
Comcast Corp.	3.375%	2/15/25	70	74
Comcast Corp.	2.350%	1/15/27	540	536
Comcast Corp.	4.250%	1/15/33	1,032	1,185
Comcast Corp.	4.200%	8/15/34	730	834
Comcast Corp.	5.650%	6/15/35	110	143
Comcast Corp.	4.400%	8/15/35	877	1,019
Comcast Corp.	6.500%	11/15/35	115	161
Comcast Corp.	6.400%	5/15/38	27	38
Comcast Corp.	4.600%	10/15/38	1,335	1,590
Comcast Corp.	4.650%	7/15/42	1,290	1,548
Comcast Corp.	4.500%	1/15/43	500	590
Comcast Corp.	4.750%	3/1/44	876	1,064
Comcast Corp.	4.600%	8/15/45	1,198	1,425

	Comcast Corp.	3.969%	11/1/47	252	278
	Comcast Corp.	4.000%	3/1/48	345	380
	Comcast Corp.	4.700%	10/15/48	1,320	1,617
	Comcast Corp.	3.999%	11/1/49	602	665
	Comcast Corp.	4.049%	11/1/52	187	208
	Comcast Corp.	4.950%	10/15/58	1,020	1,300
5	Cox Communications Inc.	3.250%	12/15/22	795	815
5	Cox Communications Inc.	2.950%	6/30/23	145	147
5	Cox Communications Inc.	3.150%	8/15/24	181	189
5	Cox Communications Inc.	4.800%	2/1/35	1,540	1,667
5	Cox Communications Inc.	6.450%	12/1/36	45	57
5	Cox Communications Inc.	4.600%	8/15/47	125	137
	Crown Castle International Corp.	3.650%	9/1/27	285	302
	Crown Castle International Corp.	3.800%	2/15/28	235	251
5	Fox Corp.	5.576%	1/25/49	275	346
	NBCUniversal Media LLC	4.375%	4/1/21	600	621
	NBCUniversal Media LLC	2.875%	1/15/23	240	247
	NBCUniversal Media LLC	4.450%	1/15/43	309	356
	Orange SA	4.125%	9/14/21	1,740	1,809
	Orange SA	9.000%	3/1/31	530	826
5	SK Telecom Co. Ltd.	3.750%	4/16/23	385	401
5	Sky Ltd.	3.750%	9/16/24	1,435	1,536
2,5	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	1,300	1,382
	Telefonica Emisiones SA	5.213%	3/8/47	150	174
	Telefonica Emisiones SAU	5.520%	3/1/49	755	918
	Time Warner Entertainment Co. LP	8.375%	3/15/23	95	112
	Verizon Communications Inc.	4.812%	3/15/39	2,406	2,892
	Verizon Communications Inc.	4.750%	11/1/41	290	345
	Verizon Communications Inc.	4.862%	8/21/46	1,151	1,400
	Verizon Communications Inc.	5.012%	4/15/49	647	808
	Verizon Communications Inc.	4.672%	3/15/55	274	328
	Viacom Inc.	5.850%	9/1/43	600	736
	Vodafone Group plc	5.000%	5/30/38	50	57
	Vodafone Group plc	5.250%	5/30/48	1,260	1,459
5	Walt Disney Co.	3.000%	9/15/22	245	252
	Walt Disney Co.	2.000%	9/1/29	2,600	2,523
	Walt Disney Co.	2.750%	9/1/49	560	536

	Consumer Cyclical (1.2%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,065	1,117
	Alibaba Group Holding Ltd.	3.400%	12/6/27	3,470	3,605
5	Alimentation Couche-Tard Inc.	3.550%	7/26/27	2,450	2,537
	Amazon.com Inc.	2.500%	11/29/22	885	900
	Amazon.com Inc.	2.800%	8/22/24	715	743
	Amazon.com Inc.	4.800%	12/5/34	995	1,242
	Amazon.com Inc.	4.950%	12/5/44	580	765
	Amazon.com Inc.	4.250%	8/22/57	1,385	1,711
	AutoZone Inc.	3.700%	4/15/22	1,371	1,415
5	BMW US Capital LLC	2.000%	4/11/21	585	583
5	BMW US Capital LLC	2.250%	9/15/23	2,500	2,497
5	Daimler Finance North America LLC	2.200%	5/5/20	470	470
5	Daimler Finance North America LLC	2.450%	5/18/20	155	155
5	Daimler Finance North America LLC	2.300%	2/12/21	945	945
5	Daimler Finance North America LLC	3.250%	8/1/24	160	164
	Ford Motor Credit Co. LLC	3.157%	8/4/20	710	712
	General Motors Financial Co. Inc.	3.550%	4/9/21	455	462

	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,615
	Home Depot Inc.	2.700%	4/1/23	720	741
	Home Depot Inc.	3.900%	12/6/28	290	326
	Home Depot Inc.	4.400%	3/15/45	780	941
	Home Depot Inc.	4.500%	12/6/48	345	428
5	Hyundai Capital America	2.550%	4/3/20	790	790
5,6	Hyundai Capital America, 3M USD LIBOR
	+ 0.940%	3.243%	7/8/21	1,400	1,402
	Lowe's Cos. Inc.	3.100%	5/3/27	1,300	1,339
	Lowe's Cos. Inc.	6.500%	3/15/29	334	426
	Lowe's Cos. Inc.	4.550%	4/5/49	1,140	1,316
	McDonald's Corp.	2.625%	1/15/22	195	198
	McDonald's Corp.	3.250%	6/10/24	140	147
	McDonald's Corp.	4.875%	12/9/45	1,160	1,399
	Starbucks Corp.	4.500%	11/15/48	1,000	1,155
5	Volkswagen Group of America Finance
	LLC	2.450%	11/20/19	440	440
	Walmart Inc.	2.550%	4/11/23	1,250	1,275
	Walmart Inc.	3.550%	6/26/25	1,605	1,733
	Walmart Inc.	3.625%	12/15/47	380	427

	Consumer Noncyclical (3.6%)
5	Alcon Finance Corp.	2.750%	9/23/26	200	202
5	Alcon Finance Corp.	3.000%	9/23/29	260	263
5	Alcon Finance Corp.	3.800%	9/23/49	400	420
	Allergan Funding SCS	3.450%	3/15/22	450	461
	Allergan Funding SCS	3.800%	3/15/25	575	601
	Allergan Funding SCS	4.850%	6/15/44	450	483
	Altria Group Inc.	4.750%	5/5/21	590	613
	Altria Group Inc.	2.850%	8/9/22	455	460
	Altria Group Inc.	4.800%	2/14/29	755	826
	Altria Group Inc.	4.500%	5/2/43	245	244
	Altria Group Inc.	3.875%	9/16/46	625	572
	AmerisourceBergen Corp.	3.500%	11/15/21	1,310	1,336
	Amgen Inc.	3.875%	11/15/21	310	320
	Amgen Inc.	5.150%	11/15/41	945	1,135
	Anheuser-Busch Cos LLC / Anheuser-
	Busch InBev Worldwide Inc.	4.700%	2/1/36	1,290	1,492
	Anheuser-Busch Cos. LLC / Anheuser-
	Busch InBev Worldwide Inc.	4.900%	2/1/46	1,940	2,308
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	1,798	1,867
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,780	3,835
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	533
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	395	456
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	1,209
	Ascension Health	3.945%	11/15/46	280	327
2	Ascension Health	4.847%	11/15/53	55	74
	AstraZeneca plc	2.375%	11/16/20	1,180	1,184
	AstraZeneca plc	4.000%	1/17/29	2,345	2,603
	AstraZeneca plc	6.450%	9/15/37	615	866
	BAT Capital Corp.	3.557%	8/15/27	1,875	1,885
5	BAT International Finance plc	2.750%	6/15/20	550	551
5	BAT International Finance plc	3.250%	6/7/22	1,480	1,510
5	Bayer US Finance II LLC	4.250%	12/15/25	2,325	2,479
5	Bayer US Finance LLC	2.375%	10/8/19	200	200
5	Bayer US Finance LLC	3.000%	10/8/21	1,980	2,003
5	Bayer US Finance LLC	3.375%	10/8/24	815	833

Biogen Inc.	2.900%	9/15/20	550	554
Boston Scientific Corp.	4.000%	3/1/29	195	215
5 Bristol-Myers Squibb Co.	3.400%	7/26/29	885	946
5 Bristol-Myers Squibb Co.	4.125%	6/15/39	505	571
5 Bristol-Myers Squibb Co.	4.250%	10/26/49	775	903
Cardinal Health Inc.	2.400%	11/15/19	625	625
Cardinal Health Inc.	4.500%	11/15/44	665	639
5 Cargill Inc.	4.307%	5/14/21	2,092	2,161
5 Cargill Inc.	6.875%	5/1/28	645	825
5 Cargill Inc.	4.760%	11/23/45	635	802
Celgene Corp.	3.550%	8/15/22	662	688
Celgene Corp.	2.750%	2/15/23	138	140
Celgene Corp.	3.250%	2/20/23	239	246
Celgene Corp.	4.000%	8/15/23	45	48
Cigna Corp.	4.375%	10/15/28	515	565
Cigna Corp.	4.800%	8/15/38	730	823
Cigna Corp.	4.900%	12/15/48	497	577
Coca-Cola European Partners PLC	3.500%	9/15/20	500	506
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	850	901
Colgate-Palmolive Co.	7.600%	5/19/25	480	609
CommonSpirit Health	2.950%	11/1/22	535	543
CommonSpirit Health	4.200%	8/1/23	535	568
CommonSpirit Health	2.760%	10/1/24	860	868
CommonSpirit Health	3.347%	10/1/29	1,245	1,258
2 CommonSpirit Health	4.350%	11/1/42	536	574
CommonSpirit Health	4.187%	10/1/49	1,275	1,324
Conagra Brands Inc.	4.600%	11/1/25	220	242
Conagra Brands Inc.	5.300%	11/1/38	655	760
Constellation Brands Inc.	2.700%	5/9/22	65	66
CVS Health Corp.	2.750%	12/1/22	965	976
CVS Health Corp.	4.875%	7/20/35	315	351
CVS Health Corp.	5.125%	7/20/45	855	970
5 Danone SA	2.947%	11/2/26	735	750
Diageo Capital plc	2.625%	4/29/23	1,230	1,252
Diageo Capital plc	2.375%	10/24/29	580	575
Diageo Investment Corp.	2.875%	5/11/22	525	536
Dignity Health	3.812%	11/1/24	560	592
Dignity Health California GO	2.637%	11/1/19	140	140
Eli Lilly & Co.	3.700%	3/1/45	635	701
5 EMD Finance LLC	2.950%	3/19/22	605	612
5 Forest Laboratories Inc.	4.875%	2/15/21	268	275
Gilead Sciences Inc.	2.550%	9/1/20	615	618
Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,069
Gilead Sciences Inc.	3.500%	2/1/25	560	592
Gilead Sciences Inc.	4.500%	2/1/45	825	944
Gilead Sciences Inc.	4.750%	3/1/46	195	233
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	395
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,574
5 Imperial Tobacco Finance plc	3.750%	7/21/22	1,680	1,728
Kaiser Foundation Hospitals	3.500%	4/1/22	285	297
Kaiser Foundation Hospitals	3.150%	5/1/27	490	516
Kaiser Foundation Hospitals	4.875%	4/1/42	365	466
Kraft Heinz Foods Co.	5.000%	7/15/35	230	246
Kraft Heinz Foods Co.	4.375%	6/1/46	985	929
Kroger Co.	3.850%	8/1/23	270	285
Kroger Co.	4.000%	2/1/24	540	574
Medtronic Inc.	3.150%	3/15/22	664	685

Medtronic Inc.	3.500%	3/15/25	566	606
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	375
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	280	342
Merck & Co. Inc.	2.350%	2/10/22	790	800
Merck & Co. Inc.	2.800%	5/18/23	1,175	1,210
Merck & Co. Inc.	2.750%	2/10/25	1,210	1,251
Merck & Co. Inc.	3.400%	3/7/29	1,470	1,591
Merck & Co. Inc.	4.150%	5/18/43	760	912
Merck & Co. Inc.	4.000%	3/7/49	1,915	2,276
Mercy Health	4.302%	7/1/28	570	642
Molson Coors Brewing Co.	3.500%	5/1/22	690	710
Molson Coors Brewing Co.	3.000%	7/15/26	725	732
New York & Presbyterian Hospital	4.024%	8/1/45	180	211
Novartis Capital Corp.	3.400%	5/6/24	415	441
Novartis Capital Corp.	4.400%	5/6/44	640	790
Partners Healthcare System
Massachusetts GO	3.443%	7/1/21	50	51
PepsiCo Inc.	2.750%	3/5/22	670	685
PepsiCo Inc.	2.375%	10/6/26	1,945	1,966
PepsiCo Inc.	4.000%	3/5/42	845	976
PepsiCo Inc.	3.450%	10/6/46	1,215	1,304
Pfizer Inc.	3.000%	6/15/23	755	784
Pfizer Inc.	3.000%	12/15/26	725	764
Pfizer Inc.	3.450%	3/15/29	2,165	2,344
Pfizer Inc.	4.100%	9/15/38	1,505	1,739
Philip Morris International Inc.	4.500%	3/26/20	250	253
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,058
Philip Morris International Inc.	2.500%	8/22/22	575	579
Philip Morris International Inc.	2.625%	3/6/23	1,150	1,166
Philip Morris International Inc.	3.600%	11/15/23	620	653
Philip Morris International Inc.	3.375%	8/11/25	424	446
Philip Morris International Inc.	4.875%	11/15/43	145	170
2 Procter & Gamble - Esop	9.360%	1/1/21	350	369
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	490	497
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	505	503
2 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	325	371
5 Roche Holdings Inc.	2.875%	9/29/21	850	864
5 Roche Holdings Inc.	2.375%	1/28/27	1,650	1,664
Sanofi	4.000%	3/29/21	1,130	1,164
5 Sigma Alimentos SA de CV	4.125%	5/2/26	510	527
5 South Carolina Electric & Gas Co.	3.500%	6/15/22	235	241
SSM Health Care Corp.	3.823%	6/1/27	940	1,014
Teva Pharmaceutical Finance Netherlands
III BV	2.800%	7/21/23	980	793
Unilever Capital Corp.	4.250%	2/10/21	2,805	2,886

Energy (1.1%)
5 BG Energy Capital plc	4.000%	10/15/21	555	575
5 BG Energy Capital plc	5.125%	10/15/41	600	762
BP Capital Markets America Inc.	4.500%	10/1/20	400	409
BP Capital Markets America Inc.	3.245%	5/6/22	650	669
BP Capital Markets plc	2.315%	2/13/20	160	160
BP Capital Markets plc	3.062%	3/17/22	1,100	1,125
BP Capital Markets plc	2.500%	11/6/22	500	506

BP Capital Markets plc	3.994%	9/26/23	420	449
BP Capital Markets plc	3.814%	2/10/24	1,700	1,808
BP Capital Markets plc	3.506%	3/17/25	1,280	1,356
Chevron Corp.	3.191%	6/24/23	1,235	1,288
Cimarex Energy Co.	4.375%	6/1/24	927	973
ConocoPhillips Co.	4.950%	3/15/26	115	133
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	470	490
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	125	151
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,603	1,880
Energy Transfer Operating LP	5.250%	4/15/29	1,375	1,548
Enterprise Products Operating LLC	4.250%	2/15/48	730	787
Exxon Mobil Corp.	2.726%	3/1/23	320	329
Exxon Mobil Corp.	3.043%	3/1/26	225	236
Exxon Mobil Corp.	2.275%	8/16/26	1,070	1,078
Exxon Mobil Corp.	2.440%	8/16/29	735	742
Exxon Mobil Corp.	4.114%	3/1/46	320	379
Noble Energy Inc.	4.150%	12/15/21	425	439
Occidental Petroleum Corp.	2.700%	2/15/23	250	251
Occidental Petroleum Corp.	3.400%	4/15/26	240	245
Phillips 66 Partners LP	3.750%	3/1/28	1,525	1,579
5 Schlumberger Holdings Corp.	3.900%	5/17/28	807	855
5 Schlumberger Investment SA	2.400%	8/1/22	630	634
Schlumberger Investment SA	3.650%	12/1/23	1,120	1,184
Shell International Finance BV	4.125%	5/11/35	1,130	1,302
Shell International Finance BV	5.500%	3/25/40	345	463
Shell International Finance BV	4.375%	5/11/45	2,500	3,021
Suncor Energy Inc.	5.950%	12/1/34	500	655
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,225	1,258
Total Capital International SA	2.700%	1/25/23	885	904
Total Capital International SA	3.750%	4/10/24	1,400	1,499
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,239
TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,405

Other Industrial (0.1%)
Georgetown University	4.315%	4/1/49	205	255
2 Johns Hopkins University	4.083%	7/1/53	690	848
5 SBA Tower Trust	3.168%	4/11/22	1,330	1,348
5 SBA Tower Trust	3.448%	3/15/23	705	725
5 SBA Tower Trust	2.836%	1/15/25	725	726

Technology (2.0%)
Apple Inc.	3.000%	2/9/24	620	645
Apple Inc.	3.450%	5/6/24	1,000	1,064
Apple Inc.	2.850%	5/11/24	1,225	1,271
Apple Inc.	2.750%	1/13/25	590	609
Apple Inc.	3.250%	2/23/26	1,020	1,081
Apple Inc.	2.450%	8/4/26	1,170	1,184
Apple Inc.	3.350%	2/9/27	1,545	1,650
Apple Inc.	3.200%	5/11/27	1,065	1,129
Apple Inc.	2.900%	9/12/27	2,250	2,340
Apple Inc.	3.850%	5/4/43	430	482
Apple Inc.	4.450%	5/6/44	120	146
Apple Inc.	3.850%	8/4/46	985	1,114
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	1,380	1,410
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	1,780	1,784

Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	145	141
5 Broadcom Inc.	4.250%	4/15/26	170	176
Cisco Systems Inc.	2.500%	9/20/26	431	442
Fiserv Inc.	3.200%	7/1/26	655	678
Intel Corp.	2.875%	5/11/24	800	831
Intel Corp.	4.100%	5/19/46	1,360	1,574
International Business Machines Corp.	3.375%	8/1/23	1,750	1,828
International Business Machines Corp.	3.000%	5/15/24	2,500	2,587
International Business Machines Corp.	3.300%	5/15/26	4,500	4,742
International Business Machines Corp.	3.500%	5/15/29	2,975	3,196
International Business Machines Corp.	5.875%	11/29/32	1,010	1,309
Microsoft Corp.	3.625%	12/15/23	500	535
Microsoft Corp.	2.875%	2/6/24	1,385	1,445
Microsoft Corp.	2.700%	2/12/25	760	788
Microsoft Corp.	3.125%	11/3/25	845	897
Microsoft Corp.	2.400%	8/8/26	1,890	1,924
Microsoft Corp.	3.500%	2/12/35	605	667
Microsoft Corp.	3.450%	8/8/36	1,725	1,906
Microsoft Corp.	4.100%	2/6/37	1,225	1,449
Microsoft Corp.	4.450%	11/3/45	380	478
Microsoft Corp.	3.700%	8/8/46	1,615	1,842
Microsoft Corp.	4.250%	2/6/47	2,500	3,101
Oracle Corp.	2.800%	7/8/21	375	381
Oracle Corp.	2.500%	5/15/22	1,210	1,224
Oracle Corp.	2.950%	11/15/24	2,190	2,274
Oracle Corp.	2.950%	5/15/25	355	368
Oracle Corp.	3.250%	11/15/27	3,065	3,236
Oracle Corp.	4.000%	11/15/47	895	1,005
QUALCOMM Inc.	2.600%	1/30/23	705	717
QUALCOMM Inc.	2.900%	5/20/24	1,020	1,048
5 Tencent Holdings Ltd.	3.575%	4/11/26	200	209
5 Tencent Holdings Ltd.	3.595%	1/19/28	2,495	2,598
5 Tencent Holdings Ltd.	3.975%	4/11/29	925	992

Transportation (0.5%)
Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	582
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,729
Burlington Northern Santa Fe LLC	3.250%	6/15/27	220	234
Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	300
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	627	661
CSX Corp.	4.300%	3/1/48	445	497
CSX Corp.	3.350%	9/15/49	415	406
5 ERAC USA Finance LLC	2.350%	10/15/19	610	610
5 ERAC USA Finance LLC	4.500%	8/16/21	325	339
5 ERAC USA Finance LLC	3.300%	10/15/22	40	41
5 ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,632
5 ERAC USA Finance LLC	5.625%	3/15/42	340	432
2 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	443	459
FedEx Corp.	2.700%	4/15/23	255	258
Kansas City Southern	4.950%	8/15/45	480	576
5 Penske Truck Leasing Co. Lp / PTL
Finance Corp.	3.450%	7/1/24	465	483
5 Penske Truck Leasing Co. Lp / PTL
Finance Corp.	2.700%	11/1/24	385	386

5 Penske Truck Leasing Co. LP / PTL
Finance Corp.	3.950%	3/10/25	1,435	1,514
5 Penske Truck Leasing Co. Lp / PTL
Finance Corp.	4.450%	1/29/26	925	1,000
2 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	225	238
Union Pacific Corp.	3.700%	3/1/29	505	549
Union Pacific Corp.	4.300%	3/1/49	625	721
Union Pacific Corp.	3.799%	10/1/51	666	710
2 United Airlines 2018-1 Class B Pass
Through Trust	4.600%	3/1/26	198	205
United Parcel Service Inc.	2.450%	10/1/22	425	429
				341,265
Utilities (2.8%)
Electric (2.4%)
AEP Texas Inc.	4.150%	5/1/49	145	167
Alabama Power Co.	5.200%	6/1/41	120	149
Alabama Power Co.	4.100%	1/15/42	215	233
Alabama Power Co.	3.750%	3/1/45	630	681
Alabama Power Co.	4.300%	7/15/48	775	908
Ameren Illinois Co.	3.800%	5/15/28	590	656
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,218
Ameren Illinois Co.	3.700%	12/1/47	140	152
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,160	1,602
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,881
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	234
5 Cleco Corporate Holdings LLC	3.375%	9/15/29	405	405
Commonwealth Edison Co.	2.950%	8/15/27	645	666
Commonwealth Edison Co.	4.350%	11/15/45	375	445
Commonwealth Edison Co.	3.650%	6/15/46	175	188
Commonwealth Edison Co.	4.000%	3/1/48	480	547
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,165
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	82
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,835	2,198
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	680	792
Delmarva Power & Light Co.	3.500%	11/15/23	305	321
Dominion Energy Inc.	2.579%	7/1/20	640	642
Dominion Energy Inc.	2.715%	8/15/21	449	452
5 Dominion Energy Inc.	2.450%	1/15/23	3,240	3,252
Dominion Energy Inc.	5.250%	8/1/33	1,000	1,201
Dominion Energy Inc.	4.600%	3/15/49	875	1,028
Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	188
Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	55
Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,260	1,710
Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	124
Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	245
Dominion Energy South Carolina Inc.	5.100%	6/1/65	715	951
DTE Energy Co.	3.800%	3/15/27	250	268
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,119
Duke Energy Carolinas LLC	6.100%	6/1/37	391	534
Duke Energy Carolinas LLC	3.700%	12/1/47	470	507
Duke Energy Corp.	2.650%	9/1/26	315	316
Duke Energy Corp.	3.400%	6/15/29	350	366
Duke Energy Corp.	4.800%	12/15/45	1,200	1,430
Duke Energy Corp.	3.750%	9/1/46	265	272
Duke Energy Florida LLC	6.350%	9/15/37	200	285
Duke Energy Progress LLC	6.300%	4/1/38	365	517

Duke Energy Progress LLC	4.100%	3/15/43	118	132
Duke Energy Progress LLC	4.200%	8/15/45	2,045	2,361
Emera US Finance LP	3.550%	6/15/26	965	1,011
Entergy Louisiana LLC	3.120%	9/1/27	410	427
Evergy Inc.	2.450%	9/15/24	425	424
Evergy Inc.	2.900%	9/15/29	600	595
Eversource Energy	4.500%	11/15/19	90	90
Eversource Energy	2.900%	10/1/24	690	706
Eversource Energy	3.150%	1/15/25	110	114
Eversource Energy	3.300%	1/15/28	400	414
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,270
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,233
Florida Power & Light Co.	5.950%	2/1/38	785	1,094
Florida Power & Light Co.	5.690%	3/1/40	675	916
Florida Power & Light Co.	3.700%	12/1/47	480	531
Fortis Inc.	3.055%	10/4/26	1,195	1,217
Georgia Power Co.	5.400%	6/1/40	205	248
Georgia Power Co.	4.750%	9/1/40	988	1,142
Georgia Power Co.	4.300%	3/15/42	1,646	1,803
Indiana Michigan Power Co.	4.250%	8/15/48	415	488
5 Massachusetts Electric Co.	5.900%	11/15/39	585	788
5 Metropolitan Edison Co.	4.300%	1/15/29	199	225
5 Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	195	214
MidAmerican Energy Co.	4.250%	5/1/46	45	53
MidAmerican Energy Co.	4.250%	7/15/49	315	379
5 Monongahela Power Co.	5.400%	12/15/43	135	181
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	415	428
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	1,040	1,072
NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	1,295	1,302
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	260	270
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	929
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	412
5 Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	1,132
Northern States Power Co.	6.250%	6/1/36	2,000	2,784
Oglethorpe Power Corp.	5.950%	11/1/39	170	219
Oglethorpe Power Corp.	4.550%	6/1/44	50	55
Oglethorpe Power Corp.	4.250%	4/1/46	537	557
Oglethorpe Power Corp.	5.250%	9/1/50	630	796
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	90
PacifiCorp	6.250%	10/15/37	2,000	2,809
Potomac Electric Power Co.	3.050%	4/1/22	460	471
Potomac Electric Power Co.	6.500%	11/15/37	750	1,082
San Diego Gas & Electric Co.	6.000%	6/1/26	600	709
San Diego Gas & Electric Co.	4.150%	5/15/48	500	566
Sierra Pacific Power Co.	3.375%	8/15/23	850	882
Sierra Pacific Power Co.	2.600%	5/1/26	221	224
Southern California Edison Co.	2.400%	2/1/22	170	171
Southern California Edison Co.	3.700%	8/1/25	90	95
Southern California Edison Co.	6.000%	1/15/34	1,000	1,246
Southern California Edison Co.	5.550%	1/15/37	2,250	2,744
Southern California Edison Co.	6.050%	3/15/39	55	72
Southern Co.	2.950%	7/1/23	1,280	1,304
Southern Co.	4.400%	7/1/46	25	28
Southwestern Electric Power Co.	6.200%	3/15/40	400	541
Southwestern Public Service Co.	3.700%	8/15/47	102	110

	Virginia Electric & Power Co.	2.750%	3/15/23	690	703
	Virginia Electric & Power Co.	3.500%	3/15/27	435	465
	Westar Energy Inc.	3.250%	9/1/49	500	502
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	909

	Natural Gas (0.3%)
5	Boston Gas Co.	3.150%	8/1/27	140	145
5	Boston Gas Co.	3.001%	8/1/29	175	180
5	Brooklyn Union Gas Co.	3.407%	3/10/26	95	99
5	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,998
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	105	107
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,485
5	Infraestructura Energetica Nova SAB de
	CV	4.875%	1/14/48	455	436
5	KeySpan Gas East Corp.	2.742%	8/15/26	670	675
	Nisource Finance Corp.	5.250%	2/15/43	390	475
	NiSource Finance Corp.	4.800%	2/15/44	1,355	1,577
	Sempra Energy	2.875%	10/1/22	750	760
	Sempra Energy	3.250%	6/15/27	1,095	1,122
	Southern California Gas Co.	2.600%	6/15/26	820	830

	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	540	553
	American Water Capital Corp.	4.200%	9/1/48	810	928
					85,257
Total Corporate Bonds (Cost $637,994)					689,036
Sovereign Bonds (1.4%)
5	CDP Financial Inc.	4.400%	11/25/19	1,000	1,003
5	Electricite de France SA	4.600%	1/27/20	1,200	1,209
5	Electricite de France SA	4.875%	9/21/38	2,400	2,778
5	Electricite de France SA	4.875%	1/22/44	50	58
5	Electricite de France SA	4.950%	10/13/45	400	471
	Equinor ASA	2.250%	11/8/19	580	580
	Equinor ASA	2.900%	11/8/20	1,410	1,424
	Equinor ASA	2.750%	11/10/21	850	862
	Equinor ASA	2.450%	1/17/23	382	388
	Equinor ASA	2.650%	1/15/24	360	369
	Equinor ASA	3.700%	3/1/24	640	684
	Equinor ASA	3.250%	11/10/24	795	838
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,000	2,686
7	Japan Bank for International Cooperation	2.250%	2/24/20	1,190	1,191
7	Japan Bank for International Cooperation	2.125%	6/1/20	882	882
7	Japan Bank for International Cooperation	2.125%	7/21/20	1,100	1,101
5,8	Kingdom of Saudi Arabia	2.375%	10/26/21	850	851
5,8	Kingdom of Saudi Arabia	2.875%	3/4/23	1,130	1,148
9	Korea Development Bank	2.500%	3/11/20	2,000	2,003
10	Province of Ontario	2.500%	4/27/26	2,150	2,236
11	Province of Quebec	2.500%	4/20/26	3,820	3,976
5	Saudi Arabian Oil Co.	3.500%	4/16/29	1,705	1,781
5	Sinopec Group Overseas Development
	2015 Ltd.	2.500%	4/28/20	1,615	1,615
5	Sinopec Group Overseas Development
	2015 Ltd.	3.250%	4/28/25	1,615	1,666
5	Sinopec Group Overseas Development
	2017 Ltd.	3.000%	4/12/22	850	860

5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,550	1,562
5	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	775	817
5,12	State of Qatar	5.250%	1/20/20	1,665	1,677
5,12	State of Qatar	2.375%	6/2/21	1,590	1,592
5,12	State of Qatar	3.875%	4/23/23	1,985	2,099
5,12	State of Qatar	4.000%	3/14/29	851	942
5,12	State of Qatar	5.103%	4/23/48	820	1,048
5	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,145
5	Temasek Financial I Ltd.	3.625%	8/1/28	1,025	1,138
Total Sovereign Bonds (Cost $42,191)					44,680
Taxable Municipal Bonds (1.7%)
	Atlanta GA Downtown Development
	Authority Revenue	6.875%	2/1/21	130	135
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	2.574%	4/1/31	350	354
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.263%	4/1/49	685	1,070
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	7.043%	4/1/50	1,025	1,722
	California GO	5.700%	11/1/21	185	199
	California GO	7.500%	4/1/34	155	239
	California GO	7.550%	4/1/39	740	1,224
	California GO	7.300%	10/1/39	300	470
	California GO	7.350%	11/1/39	2,000	3,142
	California GO	7.625%	3/1/40	35	57
	California GO	7.600%	11/1/40	790	1,337
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	215	291
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	530	536
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	245	363
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.200%	12/1/40	550	740
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.899%	12/1/40	825	1,158
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	1,780	2,492
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	1,100
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	1,985	2,740
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	233	332
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	1,015	1,359
	Houston TX GO	6.290%	3/1/32	400	498
	Illinois GO	5.100%	6/1/33	965	1,045
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	1,029
13	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	2,000	2,546
	Los Angeles CA Community College
	District GO	6.750%	8/1/49	405	678

	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	545	753
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,364
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	661
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	941
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.790%	6/15/41	115	118
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.882%	6/15/44	15	22
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	70	101
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	522
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	445	629
	New York State Urban Development Corp.
	Revenue	2.100%	3/15/22	2,315	2,320
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	1,480	2,423
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	655	905
13	Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,378
14	Philadelphia Authority for Industrial
	Development	6.550%	10/15/28	1,945	2,478
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	65	77
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	265	351
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	1,175	1,494
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	640	846
	Regents of the University of California
	Revenue	3.063%	7/1/25	1,280	1,344
	Sales Tax Securitization Corp. Illinois
	Revenue	4.787%	1/1/48	1,000	1,247
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	305	433
	University of California	3.349%	7/1/29	210	230
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	195	295
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	765	1,152
	University of California Revenue	4.601%	5/15/31	590	694
	University of California Revenue	5.770%	5/15/43	1,010	1,374
	University of California Revenue	4.765%	5/15/44	145	158
	University of California Revenue	3.931%	5/15/45	570	639
Total Taxable Municipal Bonds (Cost $43,456)					52,805

			Shares
Temporary Cash Investments (2.4%)
Money Market Fund (1.2%)
15,16 Vanguard Market Liquidity Fund	2.098%		380,130	38,017
			Face
			Amount
			($000)
Commercial Paper (0.0%)
Ford Motor Credit Co. LLC	3.550%	5/1/20	1,100	1,082

Repurchase Agreement (1.2%)
RBS Securities, Inc.
(Dated 9/30/19, Repurchase Value
$36,402,000, collateralized by U.S.
Treasury Note/Bond 0.125%-0.750%,
4/15/20-7/15/28, with a value of
$37,128,000)	2.350%	10/1/19	36,400	36,400
Total Temporary Cash Investments (Cost $75,494)				75,499
Total Investments (101.4%) (Cost $2,579,322)				3,156,605
Other Asset and Liabilities-Net (-1.4%)16				(44,973)
Net Assets (100%)				3,111,632

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,281,000.
1 Securities with a value of $473,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2019.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate value of these securities was $187,173,000, representing 6.0% of net assets.
6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Guaranteed by the Government of Japan.
8 Guaranteed by the Kingdom of Saudi Arabia.
9 Guaranteed by the Republic of Korea.
10 Guaranteed by the Province of Ontario.
11 Guaranteed by the Province of Quebec.
12 Guaranteed by the State of Qatar.
13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
14 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
16 Includes $38,007,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.

Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2019	284	33,838	(224)
10-Year U.S. Treasury Note	December 2019	137	17,853	16
				(208)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’
primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-
value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

Balanced Portfolio

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-
term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward
Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

E. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-
dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-
backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment
Securities Sold or Payables for Investment Securities Purchased.

F. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net

Balanced Portfolio

amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

G. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,774,197	239,312	—
U.S. Government and Agency Obligations	—	230,690	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	50,386	—
Corporate Bonds	—	689,036	—
Sovereign Bonds	—	44,680	—
Taxable Municipal Bonds	—	52,805	—
Temporary Cash Investments	38,017	37,482	—
Futures Contracts—Liabilities[1]	(30)	—	—
Total	1,812,184	1,344,391	—
1 Represents variation margin on the last day of the reporting period.